Income Taxes - Schedule of Components of Loss Before Tax (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Loss before tax
Total loss before tax	¥ (852)	¥ (59,375)	¥ (69,875)
PRC entities [Member]
Loss before tax
Total loss before tax	7,567	(45,345)	(61,306)
Cayman Islands and Hong Kong entities [Member]
Loss before tax
Total loss before tax	¥ (8,419)	¥ (14,030)	¥ (8,569)